As Filed with the Securities and Exchange Commission on December 10, 2012
REGISTRATION NO. 333-168710
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 8

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 126

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (781) 237-6030

William T. Evers, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 2335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on August 17, 2012 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date)pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 8 to the Registration Statement on Form N-4 (the “Registration Statement”) (File Nos. 333-168710, 811-05846) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 6 to the Registration Statement, which was filed on April 27, 2012. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 6 to the Registration Statement.

PART A

SUPPLEMENT DATED DECEMBER 10, 2012
TO
PROSPECTUSES DATED

MAY 1, 2012
FOR SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS FLEX, SUN LIFE FINANCIAL MASTERS EXTRA, SUN LIFE FINANCIAL MASTERS CHOICE II AND SUN LIFE FINANCIAL MASTERS FLEX II

APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS I SHARE, SUN LIFE FINANCIAL MASTERS EXTRA II AND SUN LIFE FINANCIAL MASTERS ACCESS

MAY 1, 2009
FOR FUTURITY III

MAY 1, 2008
FOR FUTURITY II

MAY 1, 2006
FOR FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE, FUTURITY SELECT SEVEN AND FUTURITY SELECT FREEDOM

APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006
FOR SUN LIFE FINANCIAL MASTERS FOUR AND SUN LIFE FINANCIAL MASTERS SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

The shareholders of the Sun Capital Advisers Trust (the “Trust”) approved the following actions to occur at the end of business on December 7, 2012.

I.  The merger of certain Sun Capital funds into MFS Series.

If your Contract had any investment option listed in the “Existing Funds” column in the table immediately below, those options merged into the corresponding investment options listed in the “Successor Funds” column.
EXISTING FUNDS	SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio

II.  The transitioning of certain Sun Capital funds into MFS Portfolios.

If your Contract had any investment option listed in the “Transitioning Funds” column in the table immediately below, those options transitioned into the corresponding MFS Portfolio listed in the “Funds as Renamed” column.
TRANSITIONING FUNDS	FUNDS AS RENAMED
1. Sun Capital Global Real Estate Fund	1. MFS Global Real Estate Portfolio
2. SC BlackRock Inflation Protected Bond Fund	2. MFS Inflation Adjusted Bond Portfolio
3. SC Columbia Small Cap Value Fund	3. MFS New Discovery Value Portfolio
4. SC Goldman Sachs Mid Cap Value Fund	4. MFS Mid Cap Value Portfolio
5. SC Goldman Sachs Short Duration Fund	5. MFS Limited Maturity Portfolio
6. SC Ibbotson Balanced Fund*	6. MFS Moderate Allocation Portfolio*
7. SC Ibbotson Conservative Fund*	7. MFS Conservative Allocation Portfolio*
8. SC Ibbotson Growth Fund*	8. MFS Growth Allocation Portfolio*
9. SC BlackRock Small Cap Index Fund	9. MFS Blended Research Small Cap Portfolio
*If a “Transitioning Fund” is an investment option that is a “Designated Fund” under your Contract, the corresponding “Fund as Renamed” is also a “Designated Fund”.

III.  The liquidation of SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and Sun Capital Money Market Fund.

Any Account Value in a liquidating fund which was not previously transferred out prior to liquidation was automatically transferred to the MFS Money Market Portfolio.  Through January 11, 2013, that portion of Account Value in the MFS Money Market Portfolio as a result of the liquidation may be transferred out to another investment option without the transfer counting against any contractual transfer limits.

Please retain this supplement with your prospectus for future reference.

PART B

The Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement for Sun Life of Canada (U.S.) Variable Account F, File No. 333-168710, filed with the Securities and Exchange Commission on April 27, 2012.

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

A.
Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-168710, filed April 27, 2012.)

B.
Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-168710, filed April 27, 2012.)

		1	Report of Independent Registered Public Accounting Firm;
		2.	Consolidated Statements of Operations, Years Ended December 31, 2011, 2010 and 2009;
		3.	Consolidated Balance Sheets, December 31, 2011 and 2010
		4.	Consolidated Statements of Comprehensive (Loss) Income, Years Ended December 31, 2011, 2010 and 2009
		5.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2011, 2010 and 2009;
		6.	Consolidated Statements of Cash Flows, Years Ended December 31, 2011, 2010 and 2009; and
		7.	Notes to Consolidated Financial Statements.

C.
Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-168710, filed April 27, 2012.)

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Statement of Assets and Liabilities, December 31, 2011;
		3.	Statement of Operations, Year Ended December 31, 2011;
		4.	Statements of Changes in Net Assets, Years Ended December 31, 2011 and December 31, 2010; and
		5.	Notes to Financial Statements.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)
Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)
Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(b)(ii)
Amendment No. 1 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(b)(iii)
Amendment No. 2 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009.)

(3)(b)(iv)
Amendment No. 3 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009.)

(3)(c)(i)
Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(ii)
Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(iii)	General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)	Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(b)	Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(c)	Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(d)
Sun Income Riser III Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-168710, filed on August 10, 2010);

(4)(e)
Sun Income Maximizer Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-168710, filed on August 10, 2010);

(4)(f)
Sun Income Maximizer Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-168710, filed on August 10, 2010);

(5)(a)
Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002);

(5)(b)
Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(b)
Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(c)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(d)
Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(e)
Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(f)
Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(g)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(h)
Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(i)
Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(j)
Participation Agreement dated February 15, 2005 among Nations Separate Account Trust, BACAP Distributors, LLC, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(k)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(l)
Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 of Sun Life of Canada (US) Variable Account G, File No. 333-111688, filed on April 27, 2007);

(8)(m)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), The Huntington Funds, Edgewood Services, Inc., and Huntington Asset Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(n)
Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(8)(o)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007);

(8)(p)
Participation Agreement, dated August 1, 2011, among Putnam Variable Trust, Putnam Retail Management Limited Partnership, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 2 the Registration Statement of Sun Life (U.S.) Variable Account K on Form N-4, File No. 333-173301, filed on August 10, 2011);

(8)(q)
Participation Agreement, dated August 1, 2011, among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Equity Series VIT, and PIMCO Investments LLC (Incorporated herein by reference to Pre-Effective Amendment No. 2 the Registration Statement of Sun Life (U.S.) Variable Account K on Form N-4, File No. 333-173301, filed on August 10, 2011);

(8)(r)
Participation Agreement, dated May 1, 2011, among Wells Fargo Variable Trust, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 1 the Registration Statement on Form N-4, File No. 333-173301, filed on June 8, 2011);

(8)(s)
Participation Agreement dated April 24, 2009, by and among  Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc., and, JPMorgan Funds Management, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 the Registration Statement on Form N-4, File No. 333-173301, filed on June 8, 2011);

(8)(t) (8)(u) (9)
Participation Agreement, dated April 1, 2002, by and among MFS Variable Insurance Trust, Sun Life Assurance Company of Canada (U.S.) and Massachusetts Financial Services Company.  (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-6, File No. 333-65048, filed August 17, 2012);

Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed December 10, 2012);

Opinion of Counsel as to the legality of the securities being registered and Consent to its use; (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.)  Variable Account F on Form N-4, File No. 333-168710, filed with the Securities and Exchange Commission on August 17, 2012);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2011, filed on March 29, 2012);

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)(a)	Powers of Attorney; (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-168710, filed April 27, 2012);

(14)(b)
Resolution of the Board of Directors of the depositor dated March 27, 2012, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2012);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2012).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director

Colm J. Freyne Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director

Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer and Director

Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Life and Annuities, Inforce Management and Director

Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President, SLF U.S., and Director and Chairman

Kerri R. Ansello Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Counsel and Secretary

David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President, Sun Life Financial U.S. Operations

Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Executive Vice President and Chief Investment Officer

Fred M. Tavan Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Chief Actuary

Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2012.

None of the companies listed in such Exhibit 15 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of September 28, 2012, there were 6,637 qualified and 3,465 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended March 19, 2004 (a copy of which as filed as Exhibit 3.2 to Depositor’s Form 10-K, File No. 333-82824, filed on March 29, 2004), provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, I and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C and D.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter

	Kenneth A. McCullum	President and Director
	Larry R. Madge	Director
	Scott M. Davis	Director
	Kerri R. Ansello	Secretary
	Michael S. Bloom	Assistant Secretary
	Paul Finnegan	Anti-Money Laundering Compliance Officer
	Kathleen T. Baron	Chief Compliance Officer
	William T. Evers	Assistant Vice President and Senior Counsel
	Jane F. Jette	Financial/Operations Principal and Treasurer
	Michelle A. Greco	Senior Counsel
	Jie Cheng	Tax Assistant Vice President
	Maryellen Percucco	Assistant Secretary

*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 10th day of December, 2012.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

*By:	/s/ Susan J. Lazzo
Susan J. Lazzo
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	December 10, 2012
Westley V. Thompson	(Principal Executive Officer)

/s/ Larry R. Madge*	Senior Vice President and Chief Financial Officer	December 10, 2012
Larry R. Madge	and Treasurer and Director
(Principal Financial Officer)

/s/ Vincent A. Montiverdi*	Vice President and Controller	December 10, 2012
Vincent A. Montiverdi	(Principal Accounting Officer)

*By: /s/ Susan J. Lazzo	Attorney-in-Fact for:	December 10, 2012
Susan J. Lazzo	Thomas A. Bogart, Director
Scott M. Davis, Director
Colm J. Freyne, Director
Kenneth A. McCullum, Director

*Susan J. Lazzo has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed on or about April 27, 2012.

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)